Notes Related to the Consolidated Statement of Income (Loss) - Basic Earnings (Loss) per Share and Diluted Earnings (Loss) per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Net loss	€ (73,300)	€ (62,659)	€ (38,224)
Weighted number of shares for the period (in shares)	18,386,587	17,937,535	17,937,481
Basic loss per share (€/share)	€ (3.99)	€ (3.49)	€ (2.13)
Diluted loss per share (€/share)	€ (3.99)	€ (3.49)	€ (2.13)
Number of shares outstanding (in shares)	17,937,535	17,937,535	17,935,059
Share capital increase (in shares)	0	0	0
Conversion of convertible notes ("OCA") (in shares)	437,128	0	0
Exercise of warrants (in shares)	10,391	0	0
Free shares acquired (in shares)	1,533	0	2,422
Number of treasury shares held (in shares)	2,500	2,500	2,500